EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 12.4	¥ 38.4